As filed with the Securities and Exchange Commission on May 27, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21316

The Kensington Funds
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200 C
Orinda, California 94563
(Address of principal executive offices) (Zip code)

US Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for service)

1-800-253-2949
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

KENSINGTON REAL ESTATE SECURITIES FUND
SCH E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1, 2 0 0 5 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (99.0%)

Diversified (7.6%)
Alexander's Incorporated[1]	900	217,350
Cousins Properties, Incorporated	17,200	444,964
iStar Financial, Incorporated	26,300	1,083,034
The St. Joe Company	6,700	450,910
Vornado Realty Trust	25,750	1,783,702
		3,979,960
Healthcare (5.6%)
Medical Properties Trust 144A2	142,900	1,464,725
Nationwide Health Properties, Incorporated	21,700	438,557
Ventas, Incorporated	41,100	1,025,856
		2,929,138
Hotel (8.2%)
Ashford Hospitality Trust	52,800	538,560
Hilton Hotels Corporation	30,400	679,440
MeriStar Hospitality Corporation[1]	162,500	1,137,500
Starwood Hotels & Resorts Worldwide, Incorporated	32,500	1,950,975
		4,306,475
Industrial (8.6%)
AMB Property Corporation	4,100	154,980
Catellus Development Corporation	37,400	996,710
EastGroup Properties, Incorporated	31,770	1,197,729
ProLogis Trust	58,760	2,179,996
		4,529,415
Multifamily (15.9%)
Archstone-Smith Trust	42,100	1,436,031
Avalonbay Communities, Incorporated	25,550	1,709,039
Camden Property Trust	14,430	678,643
Equity Residential Properties Trust	46,620	1,501,630
Home Properties of New York, Incorporated	21,900	849,720
Post Properties, Incorporated	53,600	1,663,744
United Dominion Realty Trust, Incorporated	25,500	532,185
		8,370,992
Office (26.7%)
Alexandria Real Estate Equities, Incorporated	8,500	547,230
Arden Realty, Incorporated	9,700	328,345
Boston Properties, Incorporated	43,375	2,612,476
Brandywine Realty Trust	7,200	204,480
Brookfield Properties Corporation	41,600	1,601,600
CarrAmerica Realty Corporation	22,550	711,453
Corporate Office Properties Trust	14,100	373,368
CRT Properties, Incorporated	52,470	1,142,797
Duke Realty Corporation	28,600	853,710
Equity Office Properties Trust	43,800	1,319,694
Kilroy Realty Corporation	8,500	347,735
Liberty Property Trust	20,760	810,678
Mack-Cali Realty Corporation	25,275	1,070,396
Prentiss Properties Trust	31,550	1,077,748
Reckson Associates Realty Corporation	7,200	221,040
SL Green Realty Corporation	8,600	483,492
Trizec Properties Incorporated	17,200	326,800
		14,033,042

Retail (23.9%)
Acadia Realty Trust	71,800	1,154,544
Developers Diversified Realty Corporation	23,300	926,175
Federal Realty Investment Trust	13,850	669,648
General Growth Properties, Incorporated	44,735	1,525,464
Kimco Realty Corporation	25,600	1,379,840
Ramco-Gershenson Properties Trust	39,400	1,069,710
Regency Centers Corporation	23,585	1,123,354
Simon Property Group, Incorporated	48,200	2,919,956
Tanger Factory Outlet Centers, Incorporated	34,200	752,400
Taubman Centers, Incorporated	23,000	638,020
The Macerich Corporation	7,200	383,616
		12,542,727

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1, 2 0 0 5 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES	MARKET VALUE($)

Storage (2.5%)
Public Storage, Incorporated	23,095	1,315,029
Total Real Estate Common Stock		52,006,778

Total Investments (Cost $45,042,259)[3] - 99.0%		52,006,778
Other assets in excess of liabilities - 1.0%		518,441
NET ASSETS - 100.0%		52,525,219

[1] Non-income producing security.
[2] Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.
[3] Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . .	7,134,312
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . .	(169,793)
Net unrealized appreciation . . . . . . . . . . . . . . . . . . .	6,964,519

KENSINGTON SELECT INCOME FUND

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 5, ( U n a u d i t e d )

	SHARES	MARKET VALUE($)

Real Estate Common Stock (22.2%)

Diversified (0.0%)
iStar Financial, Incorporated	2,000	82,360

Hotel (2.7%)
Ashford Hospitality Trust	1,321,200	13,476,240
Hersha Hospitality Trust	868,100	8,654,957
		22,131,197
Mortgage (13.7%)
Anthracite Capital, Incorporated	1,405,700	15,659,498
Arbor Realty Trust, Incorporated	273,900	6,779,025
Bimini Mortgage Management, Incorporated	452,600	6,268,510
Luminent Mortgage Capital, Incorporated	1,965,333	21,579,356
New Century Financial Corporation	459,000	21,490,380
Newcastle Investment Corporation	281,900	8,344,240
RAIT Investment Trust	881,975	23,654,570
Resource Capital Corporation(2)	425,000	6,375,000
		110,150,579
Office (3.8%)
American Financial Realty Trust(3)	1,381,400	20,209,882
CRT Properties, Incorporated	458,100	9,977,418
		30,187,300
Other (2.0%)
Spirit Finance Corporation	16,900	183,534
Spirit Finance Corporation 144A(1)	1,434,400	15,577,584
		15,761,118
Total Real Estate Common Stock		178,312,554

Real Estate Preferred Stock (95.1%)

Diversified (8.2%)
Colonial Properties Trust, Series D, 8.125%	395,100	10,003,932
Cousins Properties, Incorporated, Series A, 7.75%	492,300	12,430,575
Crescent Real Estate Equities Company, Series A, 6.75%	344,700	7,417,944
Crescent Real Estate Equities Company, Series B, 9.50%	569,300	15,171,845
iStar Financial, Incorporated, Series E, 7.875%	265,700	6,754,094
iStar Financial, Incorporated, Series G, 7.650%	400,000	10,052,000
Sizeler Property Investors, Incorporated, Series B, 9.75%(2)	142,300	3,770,238
		65,600,628
Healthcare (8.4%)
LTC Properties, Incorporated, Series F, 8.00%	1,437,000	36,974,010
Nationwide Health Properties, Series A, 7.677%	50,000	5,062,500
Omega Healthcare Investors, Incorporated, Series D, 8.375%	970,000	25,220,000
		67,256,510
Hotel (9.4%)
Ashford Hospitality Trust, 8.55%	351,500	9,288,387
Boykin Lodging Company, Class A, 10.50%	384,800	10,774,400
FelCor Lodging Trust, Incorporated, Series A, 1.95%(3)	305,500	7,558,070
FelCor Lodging Trust, Incorporated, Series B, 9.00%(3)	406,000	10,434,200
FelCor Lodging Trust, Incorporated, Series C, 8.00%	21,000	493,500
Host Marriott Corporation, Series E, 8.875%	496,200	13,372,590
Innkeepers USA Trust, Series C, 8.00%	257,300	6,458,230
Sunstone Hotel Investors, Incorporated, Series A, 8.00%	220,000	5,575,636
WestCoast Hospitality Corporation, Series A, 9.50%	142,300	3,749,605
Winston Hotels, Incorporated, Series B, 8.00%	298,000	7,420,200
		75,124,818
Industrial (4.5%)
Bedford Property Investors, Incorporated, Series A, 8.75% 144A(1)	400,000	19,650,000
Bedford Property Investors, Incorporated, Series B, 7.625%	325,000	8,092,500
EastGroup Properties, Incorporated, Series D, 7.95%	319,700	8,275,434
		36,017,934
Manufactured Housing (2.4%)
Affordable Residential, Series A, 8.25%	779,400	19,562,940

Mortgage (20.5%)
Accredited Mortgage Loan REIT Trust	620,200	16,187,220
American Home Mortgage Investment Corporation, Series A , 9.75%	216,500	5,877,975
American Home Mortgage Investment Corporation, Series B, 9.25%	646,400	16,738,528
Annaly Mortgage Management, Series A, 7.875%(3)	1,156,000	28,333,560
Anthracite Capital, Incorporated, Series C, 9.375%	824,800	21,898,440
Anworth Mortgage Asset Corporation	209,300	5,242,965
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 5 , ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)

Impac Mortgage Holdings, Incorporated, Series B, 9.375%	515,000	$ 13,003,750
Impac Mortgage Holdings, Incorporated, Series C, 9.125%	500,000	12,400,000
MFA Mortgage Investments, Incorporated	564,000	14,100,000
Newcastle Investment Corporation, Series B, 9.75%	523,225	14,074,753
Novastar Financial, Series C, 8.90%(3)	292,400	7,397,720
RAIT Investment Trust, Series A, 7.75%	376,500	9,412,500
		164,667,411
Multifamily (9.3%)
Apartment Investment & Management Company, Series G, 9.375%	53,400	1,420,440
Apartment Investment & Management Company, Series T, 8.00%	898,500	22,201,935
Apartment Investment & Management Company, Series U, 7.75%	1,026,700	25,174,684
Associated Estates Realty Corporation, Series B, 8.70%	242,000	6,195,200
Home Properties of New York, Incorporated, Series F, 9.00%	228,200	5,985,686
Mid-America Apartment Communities, Incorporated, Series H, 8.30%	541,700	13,921,690
		74,899,635
Office (13.6%)
Alexandria Real Estate Equities, Incorporated, Series C, 8.375%	144,500	3,792,403
Brandywine Realty Trust, Series D, 7.375%	383,000	9,498,400
Corporate Office Properties Trust, Series G, 8.00%	434,400	10,903,440
CRT Properties, Incorporated, Series A, 8.50%	999,300	25,981,800
Highwoods Properties, Incorporated, Series B, 8.00%	300,700	7,523,514
Highwoods Properties, Incorporated, Series D, 8.00%	143,600	3,590,000
Lexington Corporate Properties Trust, Series B, 8.05%	454,100	11,888,338
Maguire Properties, Incorporated, Series A, 7.625%	932,600	23,175,110
Parkway Properties, Incorporated, Series D, 8.00%	494,600	12,562,840
		108,915,845
Other (5.2%)
Capital Automotive REIT, 6.75%	91,600	2,281,756
Capital Automotive REIT, Series A, 7.50%	245,444	6,074,739
Capital Automotive REIT, Series B, 8.00%	36,500	952,650
Digital Realty Trust, Incorporated	440,000	11,440,000
Entertainment Properties Trust, Series A, 9.50%	597,500	15,744,125
Entertainment Properties Trust, Series B, 7.75%	200,000	5,012,000
		41,505,270
Retail (13.6%)
CBL & Associates Properties, Incorporated, Series B, 8.75%(3)	49,400	2,650,804
CBL & Associates Properties, Incorporated, Series C, 7.75%	419,000	10,684,500
Glimcher Realty Trust, Series F, 8.75%	644,200	16,749,200
Glimcher Realty Trust, Series G, 8.125%	340,000	8,534,000
Kramont Realty Trust, Series E, 8.25%	605,500	15,355,480
Mills Corporation, Series B, 9.00%	113,600	2,999,040
Mills Corporation, Series E, 8.75%	560,500	14,640,260
Pennsylvania Real Estate Investment Trust, Series A, 11.00%	118,000	6,897,100
Saul Centers, Incorporated, Series A, 8.00%	258,000	6,542,880
Taubman Centers Incorporated, Series G, 8.00%	520,000	13,468,000
Urstadt Biddle Properties, Incorporated, Series C, 8.50%	93,500	10,215,810
		108,737,074
Total Real Estate Preferred Stock		762,288,065
Total Real Estate Common and Preferred Stock		940,600,619
Repurchase Agreement (0.3%)
Custodial Trust Company, 2.875%, dated 03/31/05,
due 04/01/05, repurchase price
$2,196,173 (collateralized by U.S. Treasury securities)(4)	$2,196,000	2,196,000

Total Investments (Cost $916,001,618)[5] - 117.6%		942,796,619
Liabilities in excess of other assets - (17.6%)		(140,744,403)
NET ASSETS - 100.0%		$ 802,052,216

[1] Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.
[2]	The Adviser, using Board approved procedures, has deemed all or a portion of the security to be illiquid.
[3] A portion of the security was on loan at March 31, 2005.
[4] Security purchased with the cash proceeds from securities loaned.
[5] Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . .	39,058,460
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . .	(12,263,459)
Net unrealized Depreciation . . . . . . . . . . . . . . . . . . .	26,795,001

SC H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 5 , ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES	MARKET VALUE($)

Securities Sold Short (1.2%)
Real Estate Common Stock (1.2%)
Office (0.1%)
W.P. Carey & Company LLC	32,100	$ 974,877.00

Retail (1.1%)
Realty Income Corporation	389,100	8,902,608

Total Securities Sold Short (Proceeds $9,741,934)		$ 9,877,485.00

KENSINGTON STRATEGIC REALTY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2005 (Unaudited)
		MARKET
	SHARES	VALUE ($)
Real Estate Common Stock (128.4%)

Diversified (9.7%)
Bedford Property Investors, Incorporated	297,500	6,494,425
Cousins Properties, Incorporated	682,300	17,651,101
Gaylord Entertainment Company[1]	153,600	6,205,440
Vornado Realty Trust[1]	243,600	16,874,172
Wellsford Real Properties, Incorporated[2]	556,450	8,096,348
		55,321,486
Healthcare (5.4%)
LTC Properties, Incorporated[1]	354,900	6,157,515
Medical Properties Trust, Incorporated 144A3	1,096,100	11,235,025
Omega Healthcare Investors, Incorporated	529,300	5,811,714
Provident Senior Living Trust 144A3	465,000	7,509,750
		30,714,004
Hotel (26.1%)
Ashford Hospitality Trust, Incorporated	1,628,600	16,611,720
Diamondrock Hospitality Company 144A1,2,3	465,000	4,952,250
Four Seasons Hotels, Inccorporated[1]	164,600	11,637,220
Hersha Hospitality Trust	919,100	9,163,427
Highland Hospitality Corporation	521,700	5,399,595
Hilton Hotels Corporation	862,800	19,283,580
Host Marriot Corporated	1,442,229	23,883,312
Kerzner International Limited.[1,2]	243,500	14,909,505
Marriott International, Incorporated - Class A	211,300	14,127,518
Meristar Hospitality Corporation[2]	579,400	4,055,800
Starwood Hotels & Resorts Worldwide, Incorporated[1]	408,200	24,504,246
		148,528,173
Industrial (6.7%)
AMB Property Corporation[1]	247,800	9,366,840
First Potomac Realty Trust	213,200	4,871,620
Prologis Trust[1]	638,100	23,673,510
		37,911,970

KENSINGTON STRATEGIC REALTY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2005 (Unaudited) (continued)
		MARKET
	SHARES	VALUE ($)
Mortgage (11.9%)
Anthracite Mortgage Capital, Incorporated	1,055,700	11,760,498
Arbor Realty Trust, Incorporated[4]	539,840	13,361,040
Bimini Mortgage Management, Incorporated	394,100	5,458,285
Bimini Mortgage Management, Incorporated 144A3	580,000	8,033,000
Gramercy Capital Corporation	299,900	5,848,050
JER Investors Trust, Incorporated 144A2,3	242,000	3,630,000
Luminent Mortgage Capital, Incorporated	1,396,667	15,335,404
Luminent Mortgage Capital, Incorporated 144A3	355,300	3,901,194
		67,327,471
Multifamily (8.1%)
Avalonbay Communities, Incorporated[1]	101,300	6,775,957
BNP Residential Properties, Incorporated	299,600	4,793,600
Camden Property Trust	109,200	5,135,676
Equity Residential Properties Trust	646,800	20,833,428
United Dominion Realty Trust, Incorporated[1]	403,600	8,423,132
		45,961,793
Office (29.7%)
Alexandria Real Estate Equities, Incorporated	255,000	16,416,900
American Financial Realty Trust	600,900	8,791,167
Arden Realty, Incorporated	267,000	9,037,950
BioMed Realty Trust, Incorporated	665,100	13,701,060
Boston Properties, Incorporated	315,860	19,024,248
Brandywine Realty Trust	410,100	11,646,840
CarrAmerica Realty Corporation[1]	114,200	3,603,010
CRT Properties, Incorporated	762,850	16,614,873
Duke-Weeks Realty Corporation[1]	344,800	10,292,280
Equity Office Properties Trust	682,531	20,564,659
Liberty Property Trust[1]	115,100	4,494,655
Mack-Cali Realty Corporation[1]	171,300	7,254,555
Maguire Properties, Incorporated	348,501	8,322,204
Mission West Properties	159,900	1,694,940
Prentiss Properties Trust	168,815	5,766,720
Reckson Associates Realty Corporation	377,700	11,595,390
		168,821,451
Other (3.5%)
First Union Real Estate[2]	3,279,650	13,249,786
Spirit Finance Corporation	627,000	6,809,220
		20,059,006

KENSINGTON STRATEGIC REALTY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2005 (Unaudited) (continued)
		MARKET
	SHARES	VALUE ($)
Retail (27.3%)
Acadia Realty Trust	612,100	9,842,568
Atlantic Realty Trust, Incorporated	131,761	2,668,819
Developers Diversified Realty Corporation[1]	164,500	6,538,875
Federal Realty Investment Trust[1]	178,500	8,630,475
Feldman Mall Properties, Incorporated	823,200	9,968,952
General Growth Properties, Incorporated[1]	844,790	28,807,339
Kimco Realty Corporation	217,200	11,707,080
Kite Realty Group Trust	525,400	7,565,760
Ramco-Gershenson Properties Trust	288,800	7,840,920
Regency Centers Corporation[1]	308,900	14,712,907
Simon Property Group, Incorporated[1]	481,400	29,163,212
The Macerich Company	328,800	17,518,464
		154,965,371
Total Real Estate Common Stock		729,610,725

Real Estate Preferred Stock (11.3%)
Hotel (1.8%)
FelCor Lodging Trust, Incorporated, Series B, 9.00%[1]	194,000	4,985,800
WestCoast Hospitality Corporation, 9.50%	208,500	5,493,975
		10,479,775
Mortgage (3.5%)
IMPAC Mortgage Holdings, Series C, 9.125%	300,000	7,440,000
Newcastle Investment Corporation, Series B, 9.75%	172,000	4,626,800
Novastar Financial, Incorporated, Series C, 8.90%[1]	305,000	7,716,500
		19,783,300
Multifamily (1.3%)
Mid-America Apartment Communities, Incorporated, Series H, 8.30%	295,000	7,581,500

Office (1.7%)
Maguire Properties, Incorporated, Series A, 7.625%	388,700	9,659,195

Other (1.7%)
Entertainment Properties Trust, Series A, 9.50%	358,400	9,443,840

Retail (1.3%)
Pennsylvania Real Estate Investment Trust, Series A, 11.00%	125,000	7,306,250
Total Real Estate Preferred Stock		64,253,860

KENSINGTON STRATEGIC REALTY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2005 (Unaudited) (continued)
		MARKET
	SHARES	VALUE ($)

Total Investments (Cost $736,368,027)[5] - 139.7%		793,864,585
Liabilities in excess of Other Assets - (39.7%)		(225,481,563)
NET ASSETS - 100.0%		568,383,022

[1] All or a portion of the security was on loan at March 31, 2005.
[2] Non-income producing security.
[3] Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.
[4] The Adviser, using Board approved procedures, has deemed all or a portion of the security to be illiquid.
[5] Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . .	$75,457,998
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . .	(17,961,441)
Net unrealized depreciation . . . . . . . . . . . . . . . . . . .	$57,496,557

		MARKET
	SHARES	VALUE ($)
Securities Sold Short (3.1%)
Real Estate Common Stock (3.1%)
Homebuilding (0.3%)
Toll Brothers, Inc.	22,000	1,734,700

Multifamily ( 1.0%)
Apartment Investment & Management Company	148,900	5,539,080

Office (0.8%)
Corporate Office Properties Trust	184,800	4,893,504

Storage (1.0%)
Shurgard Storage Centers, Incorporated	135,700	5,560,986

Total Securities Sold Short (Proceeds $17,028,623)		17,728,270

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Kensington Funds

By (Signature and Title)* /s/ John P. Kramer
                                                          John P. Kramer, President
Date 5/25/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John P. Kramer
                                                             John P. Kramer, President
            Date 5/25/05

By (Signature and Title)*  /s/ Cynthia M. Yee
                                                              Cynthia M. Yee, Treasurer
            Date  5/25/05

* Print the name and title of each signing officer under his or her signature.